Financial risk management	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Financial risk management

26.	Financial risk management

The Company is exposed to a variety of risks arising from its operations, such as price risk (related to crude oil and oil products prices), foreign exchange rates risk, interest rates risk, credit risk and liquidity risk. Corporate risk management is part of the Company’s commitment to act ethically and comply with the legal and regulatory requirements of the countries where it operates.

The Company presents a sensitivity analysis for the period of one year, except for operations with commodity derivatives, for which a three-month period is applied, due to the short-term nature of these transactions.

The effects of derivative financial instruments and hedge accounting are set out as follows.

26.1.	Statement of income

Gains/ (losses) recognized in the statement of income
	Jan-Jun/2025	Jan-Jun/2024	Apr-Jun/2025	Apr-Jun/2024
Foreign exchange rate risk
Cross-currency Swap CDI x Dollar - Note 26.4.1 (b)	54	(62)	26	(61)
Cash flow hedge on exports - Note 26.4.1 (a)	(1,220)	(1,297)	(498)	(600)
Interest rate risk
Swap IPCA X CDI - 26.4.1 (b)	2	(41)	(9)	(21)
Recognized in Net finance income (expense)	(1,164)	(1,400)	(481)	(682)
Price risk (commodity derivatives)
Recognized in other income and expenses	11	24	9	19
Total	(1,153)	(1,376)	(472)	(663)

The effects on the statement of income of derivative financial instruments reflect both outstanding transactions as well as transactions closed during the period.

26.2.	Statement of comprehensive income

Gains/ (losses) recognized in the period
	Jan-Jun/2025	Jan-Jun/2024	Apr-Jun/2025	Apr-Jun/2024
Hedge accounting
Cash flow hedge on exports - Note 26.4.1 (a)	9,524	(7,352)	3,949	(6,027)
Deferred income taxes	(3,238)	2,499	(1,343)	2,048
Total	6,286	(4,853)	2,606	(3,979)

26.3.	Statement of Financial Position

	06.30.2025	12.31.2024
Fair value Asset Position (Liability)
Open derivatives transactions	(22)	(101)
Closed derivatives transactions awaiting financial settlement	1	1
Recognized in Statements of Financial Position	(21)	(100)
Other assets (note 16)	73	29
Other liabilities (note 16)	(94)	(129)

The following table presents the details of the open derivative financial instruments held by the Company as of June 30, 2025, and represents its risk exposure:

		Statement of Financial Position
				Fair value	Fair value hierarchy	Maturity
	Notional value		Asset Position (Liability)
	06.30.2025	12.31.2024	06.30.2025	12.31.2024
Derivatives not designated for hedge accounting
Foreign exchange rate risk (1)
Cross-currency swap - CDI x US$	488	488	(76)	(105)	Level 2	2029
Short position/Foreign currency forwards (BRL/USD)	16	20	1	−	Level 2	2025
Interest rate risk
Swap - IPCA X CDI	R$ 3,008	R$ 3,008	43	17	Level 2	2029/2034
Price risk
Future contracts - Crude oil and oil products (2)	1,121	(1,450)	11	(13)	Level 1	2025
SWAP - Soybean oil (3)	(11)	-	−	−	Level 2	2025
Options - Long put/ Soybean oil (3)	(3)	-	−	−	Level 2	2025
Total open derivative transactions			(21)	(101)
(1) Amounts in US$ and R$ are presented in millions.
(2) Notional value in thousands of bbl.

Commercial derivatives require guarantees, accounted for as other assets and/or other liabilities.

Guarantees given as collateral
	06.30.2025	12.31.2024
Commodity derivatives	39	69

Equity

Cumulative losses in other comprehensive income (shareholders’ equity)
	06.30.2025	12.31.2024
Hedge accounting
Cash flow hedge on exports - Note 26.4.1 (a)	(21,321)	(30,845)
Deferred income taxes	7,247	10,485
Total	(14,074)	(20,360)

26.4.	Market risks
26.4.1.	Foreign exchange rate risk management
a)	Cash flow hedge involving the Company’s future exports

The Company uses hedge accounting for the risk arising from foreign exchange rate variations of “highly probable future exports” (hedged item) by means of foreign exchange rate variations of proportions of certain obligations denominated in U.S. dollars (hedging instruments).

The carrying amounts, the fair value as of June 30, 2025, and a schedule of expected reclassifications to the statement of income of cumulative losses recognized in other comprehensive income (shareholders’ equity) based on a US$ 1.00 / R$ 5.4571 exchange rate are set out below:

		Present value of hedging instrument notional value at 06.30.2025
Hedging Instrument	Hedged Transactions	Nature of the Risk	Maturity Date	US$ million	R$ million
Foreign exchange rate gains and losses on proportion of non-derivative financial instruments cash flows	Foreign exchange rate gains and losses of highly probable future monthly exports revenues	Foreign Currency – Real vs U.S. Dollar Spot Rate	July 2025 to June 2035	70,052	382,279

Changes in the present value of hedging instrument notional value	US$ million	R$ million
Amounts designated as of December 31, 2024	65,900	408,073
Additional hedging relationships designated, designations revoked and hedging instruments re-designated	16,495	94,522
Exports affecting the statement of income	(6,413)	(37,215)
Principal repayments / amortization	(5,930)	(34,112)
Foreign exchange rate variations	-	(48,989)
Amounts designated as of June 30, 2025	70,052	382,279
Nominal value of hedging instrument (finance debt and lease liability) at June 30, 2025	92,116	502,689

In the six-month period ended June 30, 2025, the Company recognized a US$ 130 gain within foreign exchange rate gains (losses) due to ineffectiveness (a US$ 90 loss in the same period of 2024).

The average ratio of future exports for which cash flow hedge accounting was designated to the highly probable future exports is 77.82%.

A roll-forward schedule of cumulative foreign exchange rate losses recognized in equity to be realized by future exports is set out below:

	Jan-Jun/2025	Jan-Jun/2024
Opening balance	(30,845)	(18,210)
Recognized in equity	8,304	(8,649)
Reclassified to the statement of income	1,220	1,297
Other comprehensive income (loss)	9,524	(7,352)
Closing balance	(21,321)	(25,562)

Additional hedging relationships may be revoked or additional reclassification adjustments from equity to the statement of income may occur as a result of changes in forecasted export prices and export volumes following future revisions of the Company’s business plans. A sensitivity analysis considering a US$ 10/barrel decrease in Brent prices stress scenario, when compared to the Brent price projections in the Business Plan 2025-2029, would not indicate a reclassification from equity to the statement of income.

A schedule of expected reclassification of cumulative foreign exchange rate losses recognized in other comprehensive income to the statement of income as of June 30, 2025, is set out below:

	2025	2026	2027	2028	2029	2030 onwards	Total
Expected realization	(2,653)	(5,242)	(5,542)	(3,732)	(3,217)	(935)	(21,321)

b)	Derivative financial instruments not designated for hedge accounting

In September 2019, Petrobras contracted a cross-currency swap aiming to protect against exposure arising from the 7th issuance of debentures, for IPCA x CDI operations, maturing in September 2029 and September 2034, and for CDI x U.S. Dollar operations, maturing in September 2029.

The methodology used to calculate the fair value of this swap operation consists of calculating the future value of the operations, using rates agreed in each contract and the projections of the interest rate curves, IPCA coupon and foreign exchange coupon, discounting to present value using the risk-free rate. Curves are obtained from Bloomberg based on forward contracts traded in stock exchanges.

The mark-to-market is adjusted to the credit risk of the financial institutions, which is not relevant in terms of financial volume, since the Company makes contracts with highly rated banks.

Changes in interest rate forward curves (CDI interest rate) may affect the Company's results, due to the market value of these swap contracts. In preparing a sensitivity analysis for these curves, a parallel shock was estimated based on the average maturity of these swap contracts, in the scope of the Company’s Risk Management Policy, which resulted in a 527 basis point effect on the estimated interest rate. The effect of this sensitivity analysis, keeping all other variables constant, is shown in the following table:

Financial Instruments	Reasonably possible scenario
Swap CDI x USD	17

c)	Sensitivity analysis for foreign exchange rate risk on financial instruments

The sensitivity analysis only covers the exchange rate variation and maintains all other variables constant. The probable scenario is referenced on external sources like Focus bulletin and Thomson Reuters, making use of the exchange rate forecast for the end of the following year, as follows:

•	U.S. dollar x real - a 5.45% depreciation of the real;
•	euro x U.S. dollar - a 1.54 % appreciation of the euro;
•	pound sterling x U.S. dollar - a 0.56 % appreciation of the pound sterling;
•	renminbi x U.S. dollar – a 0.76 % appreciation of the renminbi.

The reasonably possible scenario has the same references and considers the risk of a 20% depreciation of the closing exchange rate of the quarter against the reference currency, except for assets and liabilities of foreign subsidiaries, when transacted in a currency equivalent to their respective functional currencies.

Risk	Financial Instruments	Exposure at 06.30.2025	Exposure in R$ million	Probable Scenario	Reasonably possible scenario
Dollar/Real	Assets	4,425	24,145	241	885
	Liabilities	(115,324)	(629,336)	(6,281)	(23,065)
	Exchange rate - Cross currency swap	(488)	(2,664)	(27)	(98)
	Cash flow hedge on exports	70,052	382,279	3,815	14,010
	Total	(41,335)	(225,576)	(2,252)	(8,268)
Euro/Dollar	Assets	1,186	6,470	18	237
	Liabilities	(1,724)	(9,409)	(27)	(345)
	Total	(538)	(2,939)	(9)	(108)
Pound/Dollar	Assets	1,018	5,555	6	204
	Liabilities	(2,007)	(10,950)	(11)	(401)
	Total	(989)	(5,395)	(5)	(197)
Renminbi /Dollar	Assets	1	3	−	−
	Liabilities	(488)	(2,661)	(4)	(97)
	Total	(487)	(2,658)	(4)	(97)
Others (1)	Assets	44	239	10	(8)
	Liabilities	(67)	(368)	(4)	(14)
	Total	(23)	(129)	6	(22)
Total at June 30, 2025		(43,372)	(236,697)	(2,264)	(8,692)
(1) Pound sterling/real, euro/real and peso/U.S. dollar.

26.4.2.	Risk management of products prices - crude oil and oil products and other commodities

The Company is exposed to commodity price cycles, and it may use derivative instruments to hedge exposures related to prices of products purchased and sold to fulfill operational needs and in specific circumstances depending on business environment analysis and assessment of whether the targets of the Business Plan are being met.

The Company, by use of its assets, positions and market knowledge from its operations in Brazil and abroad, may seek to optimize some of its commercial operations in the international market, with the use of commodity derivatives to manage price risk.

The probable scenario uses market references, used in pricing models for oil, oil products and natural gas markets, and takes into account the closing price of the asset on June 30, 2025. Therefore, no effect is considered arising from outstanding operations in this scenario. The reasonably possible scenario reflects the potential effects on the statement of income from outstanding transactions, considering a variation in the closing price of 20%. To simulate the most unfavorable scenarios, the variation was applied to each asset according to open transactions: price decrease for long positions and increase for short positions.

Financial Instruments	Risk	Probable scenario	Reasonably possible scenario
Derivatives not designated for hedge accounting
Crude oil and oil products - price changes	Future and forward contracts (Swap)	−	(69)
Soybean oil - price changes	Future and forward contracts (Swap)	−	(3)
Soybean oil - price changes	Option	−	(1)
Foreign currency - depreciation BRL x USD	Forward contracts	−	(1)
		−	(74)

The positions with commodity derivatives are presented in note 26.3.

26.4.3.	Interest rate risk management

The Company considers that interest rate risk does not create significant exposure and, therefore, preferably does not use derivative financial instruments to manage interest rate risk, except for specific situations faced by certain subsidiaries of Petrobras.

In this sensitivity analysis, the probable scenario represents the amounts to be disbursed by Petrobras relating to the payment of interest on debts linked to floating rates as of June 30, 2025. The reasonably possible scenario represents the disbursement if there is a 40% change on these rates, keeping all other variables constant.

Risk	Sensitivity effect on the results	Reasonably possible scenario
Finance debt
CDI	705	987
SOFR 3M (1)	125	162
SOFR 6M (1)	74	88
SOFR O/N (1)	78	109
IPCA	116	162
TJLP	65	90
LPR 12M (2)	15	21
TR	5	6
	1,183	1,625
(1) Secured Overnight Financing Rate.
(2) Loan Prime Rate.

26.5.	Liquidity risk management

The possibility of a shortage of cash to settle the Company’s obligations on the agreed dates is managed by the Company. The Company mitigates its liquidity risk by defining reference parameters for treasury management and by periodically analyzing the risks associated to the projected cash flow, quantifying its main risks through Monte Carlo simulations. These risks include oil prices, exchange rates, gasoline and diesel international prices, among others. In this way, the Company is able to predict cash needs for its operational continuity and for the execution of its business plan.

Management believes that its current working capital is sufficient for the Company's present requirements. In the event that the Company presents negative net working capital, management believes it does not compromise the Company's liquidity since Petrobras maintains revolving credit facilities contracted as a liquidity reserve to be used in adverse scenarios (see note 23.5).

Additionally, the Company regularly assesses market conditions and may enter into transactions to repurchase its own securities or those of its subsidiaries, through a variety of means, including tender offers, make whole exercises and open market repurchases, since they are in line with the Company's liability management strategy, in order to improve its debt repayment profile and cost of debt.

The expected cash flows of finance debt and lease liabilities are presented in notes 23.4 and 24, respectively.

26.6.	Credit risk

Credit risk management in Petrobras aims to mitigate risk of not collecting receivables, financial deposits or collateral from third parties or financial institutions through the analysis, granting and management of credit, based on quantitative and qualitative parameters that are appropriate for each market segment in which the Company operates.

As of June 30, 2025, the financial assets of cash and cash equivalents and of marketable securities are not past due nor considered to be credit impaired, presenting fair values that are equivalent to or do not differ significantly from their carrying amounts.

The effect of credit risk assessments on trade receivables is available in notes 9.2 and 9.3, which present expected credit losses.